CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 73.7	$ 323.0
Short-term investments	1.8	31.4
Trade receivables	33.1	49.8
Inventory	32.5	22.3
Prepaid expenses and other current assets	24.2	25.2
Total current assets	165.3	451.7
Investments in unconsolidated affiliates	887.2	397.2
Lease assets - see Note B	228.4	0.0
Property and equipment, net	160.4	176.4
Other intangible assets, net	158.0	175.8
Goodwill	164.8	164.8
Fixed maturity securities available for sale, at fair value	17.7	17.8
Deferred tax asset	15.3	16.9
Other long term investments and non-current assets	55.1	58.9
Total assets	1,852.2	1,459.5
Current liabilities:
Accounts payable and other accrued liabilities, current	98.2	98.4
Lease liabilities, current - see Note B	43.0	0.0
Income taxes payable	4.1	24.2
Deferred revenue	25.3	31.5
Notes payable, current	5.9	5.9
Total current liabilities	176.5	160.0
Lease liabilities, long term - see Note B	218.0	0.0
Deferred revenue, long term	0.2	0.2
Notes payable, long term	195.2	42.2
Accounts payable and other accrued liabilities, long term	30.1	57.4
Total liabilities	620.0	259.8
Commitments and contingencies - see Note G
Equity:
Cannae common stock, $0.0001 par value; authorized 115,000,000 shares as of June 30, 2019 and December 31, 2018; issued and outstanding of 72,234,330 and 72,223,692, respectively, as of June 30, 2019 and December 31, 2018	0.0	0.0
Preferred stock, $0.0001 par value; authorized 10,000,000 shares; issued and outstanding, none as of June 30, 2019 and December 31, 2018	0.0	0.0
Retained earnings	72.9	45.8
Additional paid-in capital	1,152.0	1,146.2
Less: Treasury stock, 10,638 shares as of June 30, 2019 and December 31, 2018, at cost	(0.2)	(0.2)
Accumulated other comprehensive loss	(59.4)	(67.2)
Total Cannae shareholders' equity	1,165.3	1,124.6
Noncontrolling interests	66.9	75.1
Total equity	1,232.2	1,199.7
Total liabilities and equity	$ 1,852.2	$ 1,459.5